CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and cash equivalents	$ 197,640	$ 229,095	$ 207,834	$ 162,159
Prepaid expenses	619	569
Total current assets	865,356	827,310
Total assets	1,058,254	1,004,156
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	13,600	13,193
Accrued liabilities	23,950	44,041
Total current liabilities	302,978	297,326
Long-term loan	20,581	20,508
Total liabilities	334,714	321,471
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 59,598,099 and 60,342,099 shares issued and outstanding as of June 30, 2016 and 2017, respectively	60	60
Additional paid-in capital	222,189	215,403
Accumulated other comprehensive loss	(22,859)	(8,467)
Total equity	723,540	682,685	585,385	492,058
Total liabilities and equity	1,058,254	1,004,156
Parent Company [Member]
ASSETS
Cash and cash equivalents	13,103	8,571	$ 8,437	$ 0
Amounts due from subsidiaries	59,920	72,303
Prepaid expenses	61	63
Total current assets	73,084	80,937
Investments in subsidiaries	726,837	669,326
Total assets	799,921	750,263
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	14	9
Accrued liabilities	487	427
Amounts due to subsidiaries	55,869	55,869
Total current liabilities	56,370	56,305
Long-term loan	20,032	19,802
Total liabilities	76,402	76,107
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 59,598,099 and 60,342,099 shares issued and outstanding as of June 30, 2016 and 2017, respectively	60	60
Additional paid-in capital	222,189	215,403
Retained earnings	524,129	467,160
Accumulated other comprehensive loss	(22,859)	(8,467)
Total equity	723,519	674,156
Total liabilities and equity	$ 799,921	$ 750,263